SUPPLEMENT DATED JUNE 24, 2016

TO THE PROSPECTUSES DATED MAY 1, 2016, AS AMENDED, FOR

NYLIAC Variable Universal Life 2000 NYLIAC Variable Universal Life Provider New York Life Variable Universal Life Accumulator New York Life Variable Universal Life Accumulator Plus	NYLIAC Survivorship Variable Universal Life Flexible Premium Variable Universal Life New York Life Survivorship Variable Universal Life Accumulator

and

TO THE PROSPECTUS DATED MAY 1, 2014, AS AMENDED, FOR

NYLIAC Single Premium Variable Universal Life	New York Life Legacy Creator Single Premium Variable Universal Life

and

TO THE PROSPECTUS DATED MAY 1, 2008, AS AMENDED, FOR

NYLIAC Pinnacle Variable Universal Life Insurance	NYLIAC Pinnacle Survivorship Variable Universal Life Insurance

INVESTING IN

NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I

This supplement amends the prospectuses (each a “Prospectus,” and together, the “Prospectuses”), for each of the variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”) referenced above. You should read this information carefully and retain this supplement for future reference together with the Prospectus for your policy. This supplement is not valid unless it is read in conjunction with the Prospectus for your policy. All capitalized terms used but not defined herein have the same meaning as those included in your Prospectus.

The purpose of this supplement is to note changes to (i) MainStay VP Cornerstone Growth—Initial Class that will become effective on or about July 29, 2016; (ii) MainStay VP Cash Management—Initial Class that will become effective on or about August 26, 2016; and (iii) the fees and expenses of UIF U.S. Real Estate Portfolio—Class I that will become effective July 1, 2016. Keeping these purposes in mind, please note the following:

A.	Changes to MainStay VP Cornerstone Growth—Initial Class (the “Cornerstone Portfolio”)

1.	Change in Subadviser. Effective on or about July 29, 2016, the Cornerstone Portfolio’s current subadviser, Cornerstone Capital Management LLC, will be replaced by an interim subadviser, Cornerstone Capital Management Holdings LLC.

2.	Increase in Fees and Expenses. In conjunction with the subadviser change, subject to shareholder approval, there will be an increase in the Cornerstone Portfolio’s total fund annual expenses, from 0.73% to 0.74%. The following entry will replace the existing entry for the Cornerstone Growth Portfolio in the table titled Annual Portfolio Company Operating Expenses:

Fund	Management Fees(¶)	Distribution (12b-1) Fees(§)	Other Expenses	Total Fund Annual Expense(#)	Fee Waiver And/Or Expense Reimbursement	Total Fund Annual Expense after Fee Waiver And/Or Expense Reimbursement
MainStay VP Cornerstone Growth–Initial Class	0.70%	0.00%	0.04%	0.74%	--	0.74%

B.	Changes to MainStay VP Cash Management—Initial Class

1.	Name Change. The MainStay VP Cash Management portfolio will be renamed MainStay VP U.S. Government Money Market portfolio. Effective August 26, 2016, all references to “MainStay VP Cash Management—Initial Class” will be deleted and replaced with “MainStay VP U.S. Government Money Market—Initial Class.”

2.	Delete and replace the section titled “Funds and Eligible Portfolios – Money Market Fund Fees and Gates” with the following:

Money Market Fund Fees and Gates

The SEC has adopted rules that provide that all money market funds can impose liquidity fees and/or suspend redemptions under certain circumstances. The liquidity fees can be up to 2% of the amount redeemed, and the suspensions of redemptions (redemption “gates”) can last for ten (10) business days. Money market funds can impose these fees and gates (which could be applied to all Policy transfers, surrenders, withdrawals and benefit payments from that portfolio) based on the liquidity of the fund’s assets and other factors. All types of money market funds have the ability to impose these fees and gates, but government money market funds (that invest at least 99.5% of their assets in cash, U.S. government securities and/or repurchase agreements that are secured by cash or government securities) are less likely to impose such fees and gates.

C.	Changes to UIF U.S. Real Estate Portfolio—Class I (“UIF Real Estate Portfolio”)

1.	Reduction in Fees and Expenses. Effective July 1, 2016, the maximum expense ratio for the UIF Real Estate Portfolio’s Class I shares will be decreased. Accordingly, effective July 1, 2016, the following entry will replace the existing entry for the UIF Real Estate Portfolio in the table titled Annual Portfolio Company Operating Expenses:

Fund	Management Fees(¶)	Distribution (12b-1) Fees(§)	Other Expenses	Total Fund Annual Expense(#)	Fee Waiver And/Or Expense Reimbursement	Total Fund Annual Expense after Fee Waiver And/Or Expense Reimbursement
UIF U.S. Real Estate Portfolio—Class I	.80%	0.00%	0.27%	1.07%	(0.12%)	0.95	%(***)

(***)The Portfolio’s “Adviser,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Directors of The Universal Institutional Funds, Inc. (the “Fund”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

New York Life Insurance and Annuity Corporation

(A Delaware Corporation)

51 Madison Avenue

New York, New York 10010

SUPPLEMENT DATED JUNE 24, 2016 TO THE FOLLOWING

PROSPECTUSES DATED MAY 1, 2016, AS SUPPLEMENTED, FOR

NYLIAC Variable Universal Life 2000 NYLIAC Variable Universal Life Provider New York Life Variable Universal Life Accumulator New York Life Variable Universal Life Accumulator Plus	NYLIAC Survivorship Variable Universal Life Flexible Premium Variable Universal Life New York Life Survivorship Variable Universal Life Accumulator

TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2014, AS SUPPLEMENTED, FOR

NYLIAC Single Premium Variable Universal Life	New York Life Legacy Creator Single Premium Variable Universal Life

INVESTING IN

NYLIAC Variable Universal Life Separate Account-I

This supplement amends the prospectuses (each a “Prospectus,” and together, the “Prospectuses”) for the New York Life variable universal life insurance policies listed above that are issued by New York Life Insurance and Annuity Corporation (“NYLIAC”). The purpose of this supplement is to describe changes to the investment options available under such policies. You should read this information carefully and retain this supplement for future reference together with the Prospectus for your policy. This supplement is not valid unless it is read in conjunction with the Prospectus for your policy. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectuses.

NYLIAC has filed an application with the U.S. Securities and Exchange Commission (the “SEC”) for an order permitting the above-referenced separate account to substitute shares of the Existing Portfolio with shares of the Replacement Portfolio below. NYLIAC anticipates that, if such order is granted, the SEC will issue the order approving the proposed substitution in early August 2016. The effective date established for the substitution is expected to be on or about August 26, 2016 (the “Effective Date”). All expenses incurred in connection with the substitution will be paid by either NYLIAC or an affiliate. You will not incur any fees or charges or any tax liability because of the substitution.

Proposed Substitution
Existing Portfolio	Replacement Portfolio
Royce Micro-Cap Portfolio – Investment Class	MainStay VP Small Cap Core – Initial Class

Prior to the Effective Date.  From the current date to the Effective Date, if you have allocations in the Existing Portfolio, you may transfer such allocations to any other available investment option without any charge or limitation (except potentially harmful transfers (see the “Limits on Transfers” section in the Prospectus for your policy)) and without the transfer counting toward the number of free transfers that otherwise may be made in a given Policy Year. Such transfer will be based on the cash value of the Investment Division as of the close of the Business Day that we receive the transfer request. All other transfers are subject to limitations, and may be subject to charges, as described in the Prospectus for your policy. Please see the Prospectus for your policy for information on how to complete transfers from the Existing Portfolio to other investment options that we currently offer.

Until the Effective Date, we will continue to process automatic transactions (such as Dollar Cost Averaging, Automatic Asset Rebalancing, and Interest Sweep), involving the Existing Portfolio, unless you provide us with alternate allocation instructions. Also note that the Existing Portfolio will not accept new premium payment allocations or transfers as of the Effective Date. We have included the prospectus for the Replacement Portfolio along with this supplement.

On the Effective Date.  Any of your cash value that remains in the Existing Portfolio will be redeemed. Those redemptions will then be used to purchase accumulation units in the Replacement Portfolio. All policyowners affected by the substitution will receive a written confirmation of the transaction. The redemption and subsequent repurchase transactions required to effectuate the substitution will not be treated as transfers that count toward the number of free transfers that may otherwise be made in a given Policy Year.

Your cash value immediately prior to the Effective Date will be equal to your cash value immediately after the Effective Date; however, the number of accumulation units you receive in the Replacement Portfolio may be different from the number of accumulation units in the Existing Portfolio. There will also be no change to your policy’s death benefit as a result of the substitution.

On the Effective Date, all references in your Prospectus to the Existing Portfolio will be deleted.

After the Effective Date.  Immediately following the Effective Date, the Existing Portfolio will no longer be available as an investment option under the policies. In addition, for the thirty (30) days following the Effective Date, you may transfer all or a portion of your cash value out of the Replacement Portfolio to another investment option without any charge or limitation (except potentially harmful transfers (see the “Limits on Transfers” section in the Prospectus for your Policy)) and without the transfer counting toward the number of free transfers that otherwise may be made in a given Policy Year. Such transfers will be based on the cash value of the Investment Division as of the close of the Business Day that we receive the transfer request. All other transfers are subject to limitations, and may be subject to charges, as described in the Prospectus for your policy. Please see the Prospectus for your policy for information on how to complete transfers from the Replacement Portfolio to other investment options that we currently offer.

We will also continue to process automatic transactions (such as Dollar Cost Averaging, Automatic Asset Rebalancing and Interest Sweep) after the Effective Date, except that allocations previously processed to or from the Existing Portfolio will be processed to or from the Replacement Portfolio.

A complete list of the investment options that are available under your policy is set forth in the Prospectus for your policy. You may obtain a copy of the Prospectus for your policy by calling 1-800-598-2019. Additional information regarding the Replacement Portfolio, including the investment objectives, policies, risks and fees and expenses, is contained in the Replacement Portfolio’s fund prospectus included with this supplement.

New York Life Insurance and Annuity Corporation

(a Delaware Corporation)

51 Madison Avenue

New York, New York 10010